Annual Operating Expenses - FidelityInternationalRealEstateFund-AMCIZPRO - FidelityInternationalRealEstateFund-AMCIZPRO - Fidelity International Real Estate Fund	Sep. 28, 2024
Fidelity Advisor International Real Estate Fund - Class A
Operating Expenses:
Management fee	0.87%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.05%	[1]
Total annual operating expenses	1.17%
Fidelity Advisor International Real Estate Fund - Class C
Operating Expenses:
Management fee	0.87%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.05%	[1]
Total annual operating expenses	1.92%
Fidelity Advisor International Real Estate Fund - Class M
Operating Expenses:
Management fee	0.87%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.05%	[1]
Total annual operating expenses	1.42%
Fidelity Advisor International Real Estate Fund - Class I
Operating Expenses:
Management fee	0.84%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%	[1]
Total annual operating expenses	0.89%
Fidelity Advisor International Real Estate Fund - Class Z
Operating Expenses:
Management fee	0.72%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%	[1]
Total annual operating expenses	0.77%

[1]	B Adjusted to reflect current fees .
[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25%, 0.25%, 0.25%, 0.21%, and 0.09% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.